Other Comprehensive Income (Loss) (Reclassification) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net (income) expense									$ 11.7	$ (111.1)	$ (192.9)
Total before tax									(3,680.1)	(2,304.8)	(3,276.3)
Tax (benefit) expense	$ 189.8	$ (247.5)	$ (273.3)	$ (198.5)	$ (1,947.5)	$ (29.0)	$ (244.3)	$ (170.3)	(529.5)	(2,391.2)	(551.4)
Net of tax	$ (1,125.1)	$ (1,149.5)	$ 259.9	$ (1,217.4)	$ 1,656.9	$ (555.6)	$ (1,008.0)	$ 110.8
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax									190.5	60.5	250.7
Prior service benefits, net | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net (income) expense									(74.9)	(84.4)	(74.1)
Amortization of retirement benefit items: | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net (income) expense									338.6	305.2	304.7
Defined Benefit Pension and Retiree Health Benefit Plans | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax									263.7	220.8	230.6
Tax (benefit) expense									55.8	68.9	71.5
Net of tax									207.9	151.9	159.1
Unrealized Net Gains (Losses) on Securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net (income) expense									(39.5)	(170.2)	(16.1)
Total before tax									(39.5)	(170.2)	11.2
Tax (benefit) expense									(8.3)	(59.6)	4.0
Net of tax									(31.2)	(110.6)	7.2
Impairment losses | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net (income) expense									0.0	0.0	27.3
Other, net of tax | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net (income) expense									$ 13.8	$ 19.2	84.4
Foreign Currency Translation Gains (Losses) | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net (income) expense											$ (74.5)